INVENTORY, NET	3 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY, NET

Note 5. INVENTORY, NET

The following summarizes inventory as of March 31, 2024 and December 31, 2023:

	2024	2023
Inventory – raw materials	$2,784,013	$2,548,134
Less reserve allowance for obsolescence	(448,360)	(429,050)
Inventory, net	$2,335,653	$2,119,084